UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251
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Hatteras VC Co-Investment Fund II, LLC
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: June 30
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Date of reporting period: March 31, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2010 (unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Private Company:

Ooma
Palo Alto, California
Consumer
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	$249,999	$249,999	7.60%

Posit Science Corporation
San Francisco, California
Software
1,207,730 shares of
Series D Preferred Stock	Dec. 2009	200,000	200,000	6.08%

Sonim Technologies, Inc.
San Mateo, California
Consumer
1,493,428 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	125,000	3.80%

SugarSync, Inc.
San Mateo, California
Software
278,500 Series BB
Preferred Stock	Dec. 2009	150,000	150,000	4.56%

Total Private Company		724,999	724,999	22.04%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.10% (a)		3,265,156	3,265,156	99.26%

Total Short-Tem Investments		3,265,156	3,265,156	99.26%

Total Investments		3,990,155	3,990,155	121.30%

Liabilities in Excess of Other Assets			(700,614)	(21.30%)

Members' Capital			$3,289,541	100.00%

(a) The rate shown is the annualized 7-day yield as of March 31, 2010.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•         Level 1 – quoted prices (unadjusted) in active markets for identical investments

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Private Company	$-	$-	$724,999	$724,999
Short-Term Investment	3,265,156	-	-	3,265,156
Total	$3,265,156	$-	$724,999	$3,990,155

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of September 1, 2009	$-
Net purchases (sales)	724,999
Balance as of March 31, 2010	$724,999

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of March 31, 2010, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras VC Co-Investment Fund II, LLC
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By (Signature and Title)*  /s/ David B. Perkins
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                          David B. Perkins, President
                          (principal executive officer)

Date  05/26/2010
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David B. Perkins
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                          David B. Perkins, President
                          (principal executive officer)

Date    05/26/2010
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By (Signature and Title)*  /s/ R. Lance Baker
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  R. Lance Baker, Treasurer
                          (principal financial officer)

Date  05/26/2010
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* Print the name and title of each signing officer under his or her signature.